Debt and standby letters of credit facilities - Standby letter of credit facilities (Details) $ in Millions, kr in Billions	Sep. 30, 2018 SEK (kr)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2017 USD ($)	Nov. 08, 2017 USD ($) agreement	Dec. 31, 2016 SEK (kr)	Dec. 31, 2016 USD ($)
Unsecured Standby Letters of Credit | Nordea Bank Finland Plc
Standby letter of credit facilities
Borrowings under credit facility agreements					$ 100.0
Other Secured Letter of Credit and Trust Arrangement | Sirius America Insurance Company
Standby letter of credit facilities
Secured letter of credit and trust arrangements were collateralized by pledged assets and assets in trust		$ 56.3		$ 55.8			$ 18.8
Other Secured Letter of Credit and Trust Arrangement | Sirius Bermuda Insurance Company Ltd.
Standby letter of credit facilities
Secured letter of credit and trust arrangements were collateralized by pledged assets and assets in trust		195.8		123.3
Sirius International | Nordea Bank Finland Plc
Standby letter of credit facilities
Borrowings under credit facility agreements					125.0
Sirius International | Lloyd's Bank Plc
Standby letter of credit facilities
Borrowings under credit facility agreements					25.0
Sirius International | DNB Bank ASA London Branch
Standby letter of credit facilities
Borrowings under credit facility agreements					$ 35.0
Sirius International | Standby Letters of Credit
Standby letter of credit facilities
Number of standby letter of credit facility agreements | agreement					4
Borrowings under credit facility agreements					$ 215.0
Sirius International | Unsecured Standby Letters of Credit | Barclays Bank Plc
Standby letter of credit facilities
Borrowings under credit facility agreements					30.0
Sirius International | Unsecured Standby Letters of Credit | DNB Bank ASA London Branch
Standby letter of credit facilities
Borrowings under credit facility agreements					$ 25.0
Sirius International | Other Secured Letter of Credit and Trust Arrangement
Standby letter of credit facilities
Secured letter of credit and trust arrangements were collateralized by pledged assets and assets in trust	kr 2.3	$ 255.1	kr 2.1	$ 261.2		kr 1.8	$ 203.0